UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a reinstatement.
							[   ] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:	Georgia Bennicas DBA Bennicas and Associates
Address:	2995 Woodside Road
		Suite 250
		Woodside, CA  94062
13F File Number:	28-6984

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Georgia Bennicas DBA Bennicas and Associates
Title:	Principal
Phone:	650-851-4601
Signature, Place, and Date of Signing:
	Georgia Bennicas	Woodside, California	October 21, 2008

Report Type (Check only one.):
[ X ]	13F HOLDINGS REPORT.
[   ]	13F NOTICE.
[   ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	n/a

I am signing this report as required by the Securities Exchange Act of 1934.

					FORM 13F SUMMARY PAGE

REPORT SUMMARY:
Number of Other Included Managers:			0
Form 13F Information Table Entry Total:		86
Form 13F Information Table Value Total:		$146,835







                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARM Holdings plc               COM              042068106      130    25000 SH       Sole                    25000
AT&T Corp. (New)               COM              00206R102     3153   112918 SH       Sole                   112334               584
Abbott Laboratories            COM              002824100     2412    41890 SH       Sole                    41890
Anadarko Petroleum Corporation COM              032511107      203     4187 SH       Sole                     4187
BP p.l.c. ADR                  COM              055622104      996    19858 SH       Sole                    19858
BRE Properties                 COM              05564E106     2298    46906 SH       Sole                    46106               800
Berkshire Hathaway Inc. Class  COM              084670207      220       50 SH       Sole                       50
Biotech HOLDRs ETF             COM              09067D201     3858    21100 SH       Sole                    21100
Bristol-Myers Squibb           COM              110122108     1789    85825 SH       Sole                    85125               700
Bunge Ltd.                     COM              G16962105     2473    39150 SH       Sole                    39150
Burlington Northern Santa Fe   COM              12189T104      365     3947 SH       Sole                     3947
CSX Corp.                      COM              126408103      713    13060 SH       Sole                    13060
Chesapeake Energy Corp.        COM              165167107     2851    79513 SH       Sole                    78513              1000
Chevron Corporation (fmly. Che COM              166764100     8747   106046 SH       Sole                   105584               462
Coca-Cola                      COM              191216100      217     4098 SH       Sole                     4098
ConocoPhillips                 COM              20825C104     1556    21246 SH       Sole                    21246
Copart Inc.                    COM              217204106     1429    37600 SH       Sole                    37600
Corn Products International In COM              219023108     1157    35850 SH       Sole                    35850
CurrencyShares Japanese Yen Tr COM              23130A102      962    10250 SH       Sole                     9750               500
DNP Select Income Fund (fmly.  COM              23325p104     1357   144996 SH       Sole                   144996
Donnelley (RR) & Sons (New)    COM              257867101     1421    57915 SH       Sole                    57415               500
Du Pont                        COM              263534109     2081    51630 SH       Sole                    51630
Duke-Weeks Realty Corp.        COM              264411505      487    19800 SH       Sole                    19000               800
Edison International (formerly COM              281020107      419    10510 SH       Sole                    10510
Emerson Electric               COM              291011104     3742    91745 SH       Sole                    91145               600
Energy Select Sector SPDR      COM              81369Y506      519     8200 SH       Sole                     7800               400
ExxonMobil                     COM              30231g102     2300    29617 SH       Sole                    29617
General Electric               COM              369604103      953    37359 SH       Sole                    37359
GlaxoSmithKline plc            COM              37733W105     2514    57850 SH       Sole                    57350               500
HCP, Inc.                      COM              40414L109     1936    48250 SH       Sole                    48250
Hawaiian Electric              COM              419870100     1304    44800 SH       Sole                    44800
Healthcare Realty Trust        COM              421946104      223     7650 SH       Sole                     7650
Heinz (H.J.)                   COM              423074103     2444    48900 SH       Sole                    48600               300
Intel Corp.                    COM              458140100      501    26761 SH       Sole                    26761
Johnson & Johnson              COM              478160104     2789    40262 SH       Sole                    40262
Kimberly-Clark                 COM              494368103     1323    20400 SH       Sole                    20400
Liberty Interactive Series A   COM              53071M104      269    20862 SH       Sole                    20602               260
Liberty Media Entertainment Se COM              53071M500      394    15776 SH       Sole                    15568               208
Lilly, Eli                     COM              532457108      694    15770 SH       Sole                    15770
Lincoln National Corp.         COM              534187109      499    11653 SH       Sole                    11653
Microsoft                      COM              594918104     2548    95454 SH       Sole                    94654               800
Monsanto Company               COM              61166W101      250     2525 SH       Sole                     2525
Norfolk Southern               COM              655844108      397     6000 SH       Sole                     6000
Oracle Corp.                   COM              68389X105     1850    91069 SH       Sole                    91069
PG&E Corporation               COM              69331C108     1106    29530 SH       Sole                    29530
Pepsico Inc.                   COM              713448108     2688    37715 SH       Sole                    37415               300
Pfizer Inc.                    COM              717081103      776    42060 SH       Sole                    42060
Plum Creek Timber Company, Inc COM              729251108     3687    73950 SH       Sole                    73450               500
PowerShares Water Resources    COM              73935X575      318    17300 SH       Sole                    16800               500
Procter & Gamble               COM              742718109    24179   346951 SH       Sole                   346464               487
Rayonier Inc.                  COM              754907103     1436    30325 SH       Sole                    30025               300
Safeguard Scientifics          COM              786449108      197   157200 SH       Sole                   157200
Schering Plough                COM              806605101      938    50810 SH       Sole                    50310               500
Schlumberger, Ltd.             COM              806857108      239     3060 SH       Sole                     3060
TransCanada PL                 COM              89353D107     3066    84800 SH       Sole                    84500               300
Unilever PLC                   COM              904767704     2418    88870 SH       Sole                    88870
Union Pacific Corp.            COM              907818108      542     7620 SH       Sole                     7620
United Dominion Realty Trust   COM              902653104      445    17000 SH       Sole                    17000
United Technologies            COM              913017109     2149    35784 SH       Sole                    35784
Verizon Corporation            COM              92343V104     1219    37984 SH       Sole                    37984
Washington REIT SBI            COM              939653101      256     7000 SH       Sole                     7000
Yahoo! Inc.                    COM              984332106      285    16462 SH       Sole                    16462
iShares MSCI Japan Index       COM              464286848      847    79500 SH       Sole                    78500              1000
iShares MSCI Singapore         COM              464286673     1643   168670 SH       Sole                   168670
mdRNA, Inc. (fmly. Nastech Pha COM              55276n100        9    23200 SH       Sole                    23200
ASA (Bermuda) Limited          COM              G3156P103     3291    59100 SH       Sole                    58600               500
BHP Billiton Ltd.              COM              088606108      521    10025 SH       Sole                    10025
Central Fund of Canada Ltd.    COM              153501101     4210   388717 SH       Sole                   388717
Freeport McMoRan Copper & Gold COM              35671D857     1082    19037 SH       Sole                    19037
Goldcorp, Inc.                 COM              380956409     5179   163750 SH       Sole                   162250              1500
Hecla Mining                   COM              422704106      462    98800 SH       Sole                    98800
IAMGOLD Corporation            COM              450913108      513    91250 SH       Sole                    91250
Kinross Gold Corporation       COM              496902404      550    34100 SH       Sole                    34100
Newmont Mining                 COM              651639106     5370   138532 SH       Sole                   137532              1000
Pan American Silver Corp.      COM              697900108     2263   101810 SH       Sole                   101810
Silver Wheaton Corp.           COM              828336107      237    29050 SH       Sole                    29050
Yamana Gold, Inc.              COM              98462Y100      219    26300 SH       Sole                    26300
iShares Silver Trust           COM              46428Q109      284    24000 SH       Sole                    24000
streetTracks Gold Trust        COM              78463V107     2199    25850 SH       Sole                    25850
Aegon 6.375% Pfd. Callable 6/1 PFD              007924301      281    33000 SH       Sole                    32500               500
Deutsche Bank CAP Fund IX 6.62 PFD              25153Y206      451    29500 SH       Sole                    29000               500
Gabelli Global Gold 6.625% Pfd PFD              36244N208     1717    79500 SH       Sole                    79500
ING Groep NV 6.125% Perpetual  PFD              456837509      216    18000 SH       Sole                    18000
Lehman Brothers Holdings 6.5%  PFD              524908720        5   101400 SH       Sole                   100400              1000
Royal Bank of Scotland 6.35% P PFD              780097770      299    31000 SH       Sole                    30000              1000
Templeton Global Income Fund   COM              880198106      298    37700 SH       Sole                    35700              2000